Document and Entity Information	Jul. 06, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000036047
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jul. 06, 2020
Entity Registrant Name	CORELOGIC, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-13585
Entity Tax Identification Number	95-1068610
Entity Address, Address Line One	40 Pacifica
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618-7471
City Area Code	(949)
Local Phone Number	214-1000
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.00001 par value
Trading Symbol	CLGX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false